Summary of Assumptions Used to Estimate Fair Value of Time-Based Options, Vested Options and Director Service Options of Stock Options Granted (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.30%	33.30%	33.30%	33.30%	33.00%
Expected volatility, minimum						31.70%	33.40%
Risk-free interest rate		1.80%
Expected volatility, maximum						33.40%	35.10%
Risk-free interest rate, minimum	1.20%		1.20%	1.50%	1.50%	1.70%	0.70%
Risk-free interest rate, maximum	1.50%		1.60%	2.00%	2.00%	2.20%	2.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected years until exercise		6 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected years until exercise	5 years 2 months 12 days		5 years 2 months 12 days	5 years 1 month 6 days	5 years 1 month 6 days	5 years	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected years until exercise	6 years 7 months 6 days		6 years 7 months 6 days	8 years 3 months 18 days	8 years 3 months 18 days	6 years 4 months 24 days	6 years 3 months 18 days